Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	£ 43
Actuarial assumption of discount rates one [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	23
Increase/Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	798
Increase in post-retirement benefits obligation	40
Actuarial assumption of discount rates two [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	43
Increase/Decrease in annual post-retirement benefits cost	(2)
Increase in pension obligation	1,640
Increase in post-retirement benefits obligation	82
Actuarial assumption of life expectancy rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	19
Increase/Decrease in annual post-retirement benefits cost	2
Increase in pension obligation	725
Increase in post-retirement benefits obligation	39
Actuarial assumption for future healthcare inflation [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	42
Actuarial assumption of expected rates of inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	17
Increase in pension obligation	£ 532